Shareholders Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 27, 2024
Shareholders Equity [Line Items]
Price per share (in Dollars per share)		$ 0.1
Number of trading days		30 days
Aggregate amount (in Dollars)			$ 10,000
Share repurchased		625,682
Total consideration (in Dollars)		$ 1,613
Paid amount (in Dollars)	$ 600
PTK Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants		18,160,000
Public Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants		5,750,000
Number of warrants		11,500,000
Each warrants		11,500,000
Price per share (in Dollars per share)		$ 11.5
Price per warrant (in Dollars per share)		0.01
Sale price per share (in Dollars per share)		$ 18
Number of trading days		20 days
Private Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants		6,660,000
Each warrants		6,660,000
Convertible into ordinary shares		3,330,000